Dividends - Summary of Proposed Final Dividend (Parenthetical) (Detail) - ¥ / shares		12 Months Ended
	May 25, 2020	Dec. 31, 2020	Dec. 31, 2019
Dividend for fiscal year twenty nineteen [member]
Disclosure of proposed dividend [line items]
Approval of a final dividend, per ordinary share	¥ 0.148		¥ 0.148
Dividend for fiscal year twenty twenty [member]
Disclosure of proposed dividend [line items]
Approval of a final dividend, per ordinary share		¥ 0.164